Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) - Consolidated Statements of Comprehensive Income (Loss), Parent Company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income	$ 8,673,210	$ 8,372,697	$ 7,531,625
Gains (Losses) on Securities Arising During the Year	(505,367)	610,689	6,432,906
Tax Effect	(171,825)	207,634	2,187,189
Impairment Loss on Securities
Tax Effect
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(587,789)	410,623	4,230,052
Comprehensive Income	8,085,421	8,783,320	11,761,677
Parent Company [Member]
Net Income	8,673,210	8,372,697	7,531,625
Gains (Losses) on Securities Arising During the Year	(505,367)	610,689	6,432,906
Tax Effect	171,825	(207,634)	(2,187,189)
Realized (Gains) Losses on Sale of AFS Securities	(385,223)	11,466	(23,735)
Tax Effect	130,976	(3,898)	8,070
Impairment Loss on Securities
Tax Effect
Change in Net Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(587,789)	410,623	4,230,052
Comprehensive Income	$ 8,085,421	$ 8,783,320	$ 11,761,677